UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz     Chicago, IL               April 22, 2007
    -------------------      -------------------      ----------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     74
                                            ---------------------
Form 13F Information Table Value Total:     $1,319,836
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------

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

    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                         VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
3M Company             COM    88579Y101  $         206       2,700             Share-Defined         1            2,700        0
ADC
Telecommunications,    COM
Inc.                   NEW    000886309  $      13,253     791,700             Share-Defined         1          755,600   34,700
AMIS Holdings, Inc.    COM    031538101  $      18,985   1,733,800             Share-Defined         1        1,655,564   75,156
APAC Customer
Services, Inc.         COM    00185E106  $         274      58,500             Share-Defined         1           58,500        0
Acco Brands Corp.      COM    00081T108  $         675      28,000             Share-Defined         1           26,700    1,300
Aftermarket
Technology Corp.       COM    008318107  $      17,445     718,500             Share-Defined         1          684,713   32,500
AirTran Holdings, Inc. COM    00949P108  $       9,241     899,800             Share-Defined         1          858,736   39,467
American Axle &
Mfg. Holdings          COM    024061103  $      19,818     724,600             Share-Defined         1          690,547   32,800
Andrew Corporation     COM    034425108  $      28,709   2,711,000             Share-Defined         1        2,588,643  117,600
Arris Group, Inc.      COM    04269Q100  $      15,425   1,095,500             Share-Defined         1        1,045,424   48,100
Aspen Insurance
Holdings Limit         SHS    G05384105  $      28,024   1,069,200             Share-Defined         1        1,020,973   46,400
Ball Corp.             COM    058498106  $         229       5,000             Share-Defined         1            5,000        0
Benchmark
Electronics, Inc.      COM    08160H101  $      12,980     628,250             Share-Defined         1          600,089   27,050
Big 5 Sporting
Goods
Corporation            COM    08915P101  $      26,698   1,030,000             Share-Defined         1          983,522   44,700
Cabot
Microelectronics
Corporation            COM    12709P103  $       5,221     155,800             Share-Defined         1          148,600    6,900
Carlisle Companies
Incorporated           COM    142339100  $      24,582     572,600             Share-Defined         1          545,852   25,800
Centene Corporation    COM    15135B101  $      33,813   1,610,900             Share-Defined         1        1,536,112   72,000
Cincinnati Bell Inc.   COM    171871106  $      24,027   5,112,200             Share-Defined         1        4,879,010  224,178
CompuCredit
Corporation            COM    20478N100  $      22,001     704,700             Share-Defined         1          673,031   30,400
Consolidated
Graphics Inc.          COM    209341106  $      31,967     431,700             Share-Defined         1          411,500   19,400
Cowen Group, Inc.      COM    223621103  $      17,174   1,032,100             Share-Defined         1          985,975   44,355
Crane Co.              COM    224399105  $      37,724     933,300             Share-Defined         1          891,933   39,800
Curtiss-Wright
Corporation            COM    231561101  $      16,946     439,700             Share-Defined         1          419,852   19,100
Cytec Industries Inc.  COM    232820100  $      43,884     780,300             Share-Defined         1          745,165   33,800
Delphi Financial
Group, Inc.            CLA    247131105  $      23,869     593,316             Share-Defined         1          566,374   25,859
Diebold,
Incorporated           COM    253651103  $      12,982     272,100             Share-Defined         1          259,732   11,900
Dycom Industries,
Inc.                   COM    267475101  $      22,133     849,300             Share-Defined         1          809,900   37,900
Eaton Corporation      COM    278058102  $         201       2,400             Share-Defined         1            2,400        0
Edge Petroleum
Corporation            COM    279862106  $       8,484     677,600             Share-Defined         1          646,900   29,600
Electronics For
Imaging, Inc.          COM    286082102  $      23,376     996,847             Share-Defined         1          951,917   43,162


    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                          VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE

Fairchild
Semiconductor Int'l.   COM    303726103  $      21,100   1,261,950             Share-Defined         1        1,204,981   54,800
Gildan Activewear
Inc.                   COM    375916103  $         294       5,000             Share-Defined         1            5,000        0
Harris Stratex
Networks, Inc.         CLA    41457P106  $      12,470     649,794             Share-Defined         1          620,177   28,517
Heidrick & Struggles
Int'l, Inc.            COM    422819102  $      29,109     600,800             Share-Defined         1          573,665   26,100
Hutchinson
Technology, Inc.       COM    448407106  $      13,494     577,900             Share-Defined         1          551,576   25,300
IXYS Corporation       COM    46600w106  $       8,886     868,600             Share-Defined         1          829,300   37,900
Interpool, Inc.        COM    46062R108  $      23,754     972,720             Share-Defined         1          926,841   44,100
JPMorgan Chase &
Co.                    COM    46625H100  $         281       5,800             Share-Defined         1            5,800        0
Jos. A. Bank
Clothiers, Inc.        COM    480838101  $      33,155     937,900             Share-Defined         1          894,083   42,200
MCG Capital
Corporation            COM    58047P107  $      28,048   1,495,100             Share-Defined         1        1,427,238   65,256
MarineMax, Inc.        COM    567908108  $      12,907     556,800             Share-Defined         1          531,400   24,400
NCI Building
Systems, Inc.          COM    628852105  $      33,494     701,600             Share-Defined         1          669,931   30,400
Nautilus, Inc.         COM    63910B102  $      19,113   1,238,700             Share-Defined         1        1,183,300   53,300
Navigant Consulting,
Inc.                   COM    63935N107  $      31,288   1,583,400             Share-Defined         1        1,512,471   68,200
Newfield Exploration
Company                COM    651290108  $       7,983     191,400             Share-Defined         1          182,311    8,800
Parametric             COM
Technology Corp.       NEW    699173209  $      18,224     954,660             Share-Defined         1          911,175   41,740
Paxar Corporation      COM    704227107  $      10,550     367,600             Share-Defined         1          351,100   15,900
Perot Systems Corp.    CLA    714265105  $      34,216   1,914,740             Share-Defined         1        1,828,393   83,000
Plexus Corp.           COM    729132100  $       6,899     402,300             Share-Defined         1          382,618   19,000
Prosperity
Bancshares, Inc.       COM    743606105  $      25,214     725,800             Share-Defined         1          692,950   31,600
Provident
Bankshares
Corporation            COM    743859100  $      17,567     534,615             Share-Defined         1          510,565   23,100
RAM Holdings, Ltd.     SHS    G7368R104  $      19,119   1,253,700             Share-Defined         1        1,194,114   57,300
Rare Hospitality
International          COM    753820109  $      12,220     406,100             Share-Defined         1          387,049   18,200
Reinsurance Group
Of America, Inc.       COM    759351109  $      38,637     669,390             Share-Defined         1          639,237   29,000
Rudolph Technologies,
Inc.                   COM    781270103  $       7,285     417,700             Share-Defined         1          399,000   18,000
Ryder System, Inc.     COM    783549108  $      10,509     213,000             Share-Defined         1          203,300    9,300
SMART Modular          ORD
Technologies           SHS    G82245104  $      25,235   1,973,000             Share-Defined         1        1,887,327   82,570
SeaBright Insurance
Holdings, Inc.         COM    811656107  $      20,216   1,098,681             Share-Defined         1        1,048,984   47,732
SkyWest, Inc.          COM    830879102  $      21,434     798,900             Share-Defined         1          762,892   34,590
Spherion Corporation   COM    848420105  $      13,129   1,488,600             Share-Defined         1        1,421,500   64,500
Synnex Corporation     COM    87162W100  $      19,237     905,700             Share-Defined         1          864,504   39,600


    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                          VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE

Talbots, Inc.          COM    874161102  $      21,116     894,000             Share-Defined         1          853,600   38,800
Tennant Company        COM    880345103  $       6,134     194,800             Share-Defined         1          186,100    8,400
The Hanover
Insurance Group        COM    410867105  $      29,780     645,700             Share-Defined         1          616,900   27,700
The Steak n Shake
Company                COM    857873103  $       5,479     326,700             Share-Defined         1          311,245   14,800
The Toro Company       COM    891092108  $      31,287     610,600             Share-Defined         1          583,138   26,400
TradeStation
Group, Inc.            COM    89267P105  $       6,197     492,200             Share-Defined         1          470,100   21,400
Triad Guaranty Inc.    COM    895925105  $       7,990     192,947             Share-Defined         1          183,840    8,782
Tyco International
Ltd.                   COM    902124106  $         256       8,100             Share-Defined         1            8,100        0
United Pan Am
Financial Corp.        COM    911301109  $       7,769     621,510             Share-Defined         1          592,229   28,200
United Rentals, Inc.   COM    911363109  $      25,674     933,600             Share-Defined         1          891,750   40,200
Walter Industries,
Inc.                   COM    93317Q105  $      19,137     773,200             Share-Defined         1          738,506   33,300
Willis Group
Holdings Limited       SHS    G96655108  $         305       7,700             Share-Defined         1            7,700        0
iStar Financial Inc.   COM    45031U101  $      43,299     924,600             Share-Defined         1          882,973   40,000
TOTAL                                    $   1,319,836